Equity - Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions		12 Months Ended
	Aug. 03, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reserves within equity [abstract]
Final dividend for the year ended 30 June 2019, 42.47 pence per share (2018 – 40.4 pence; 2017 – 38.5 pence)		£ 1,006	£ 993	£ 968
Interim dividend for the year ended 30 June 2020, 27.41 pence per share (2019 – 26.1 pence; 2018 – 24.9 pence)		640	630	613
Dividend paid		£ 1,646	£ 1,623	£ 1,581
Final dividend per share (in GBP per share)			£ 0.4247	£ 0.404	£ 0.385
Interim dividend per share (in GBP per share)		£ 0.2741	£ 0.261	£ 0.249
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Proposed final dividend	£ 992
Proposed final dividend per share (in GBP per share)	£ 0.4247